UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/05

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Jacksonville Beach, FL    05 May 2005
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		109

Form 13F Information Table Value Total:	              $187,566  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     1203 73434.000SH       Sole                73434.000
Albertson's Incorporated       COM              013104104      401 19425.000SH       Sole                19425.000
Alliance Healthcard            COM              01860F103       14 21000.000SH       Sole                21000.000
Allstate Corp.                 COM              020002101     1044 19321.000SH       Sole                19321.000
Altria Group, Inc.             COM              718154107      201 3079.000 SH       Sole                 3079.000
American Electric Power        COM              025537101      804 23615.000SH       Sole                23615.000
American Express               COM              025816109      884 17211.689SH       Sole                17211.689
American International Group,  COM              026874107     2019 36434.500SH       Sole                36434.500
American Natl Ins Co.          COM              028591105     5342 50445.000SH       Sole                50245.000           200.000
Amsouth Bancorporation         COM              032165102     5018 193360.000SH      Sole               192860.000           500.000
Arris Group, Inc.              COM              04269Q100      138 20000.000SH       Sole                20000.000
BP plc (ADR)                   COM              055622104      728 11665.000SH       Sole                11665.000
Bank of America                COM              060505104     4149 94074.000SH       Sole                94074.000
Barrick Gold Corp              COM              067901108     2017 84190.000SH       Sole                84190.000
Baxter Intl. Inc.              COM              071813109      290 8530.000 SH       Sole                 8530.000
Berkshire Hathaway Class B     COM              084670207     1211  424.000 SH       Sole                  424.000
Biotech Holders Trust          COM              09067D201     1077 7650.000 SH       Sole                 7550.000           100.000
Boeing                         COM              097023105     1128 19293.000SH       Sole                19293.000
Bright Horizons Family Solutio COM              109195107      245 7250.000 SH       Sole                 7250.000
Bristol Myers Squibb           COM              110122108     1405 55186.000SH       Sole                55186.000
C.R. Bard Inc                  COM              067383109      403 5925.000 SH       Sole                 5925.000
Caesars Entertainment          COM              127687101      258 13031.000SH       Sole                13031.000
Cascade Natural Gas            COM              147339105      615 30832.000SH       Sole                30832.000
Charles Schwab & Company       COM              808513105      227 21581.000SH       Sole                21581.000
Chevron Texaco                 COM              166764100      774 13270.000SH       Sole                13270.000
Citigroup Inc.                 COM              172967101     2075 46175.466SH       Sole                46175.466
Cleveland-Cliffs Inc           COM              185896107      434 5950.000 SH       Sole                 5950.000
Coca Cola                      COM              191216100      332 7963.000 SH       Sole                 7963.000
Commercial Bancshares Florida  COM              201607108     6928 177648.000SH      Sole               133654.000         43994.000
Commercial Net Realty          COM              202218103      485 26300.000SH       Sole                26300.000
Compass Bank                   COM              20449H109     1857 40909.000SH       Sole                40909.000
ConocoPhillips                 COM              20825C104     5860 54340.000SH       Sole                54340.000
Constellation Brands           COM              21036P108     1454 27500.000SH       Sole                27500.000
Dell Inc.                      COM              247025109     2448 63707.000SH       Sole                63707.000
Deluxe Corp.                   COM              248019101      893 22400.000SH       Sole                22400.000
Duke Energy Corp.              COM              264399106     4780 170640.000SH      Sole               169640.000          1000.000
E I Dupont De Nemour           COM              263534109      444 8674.000 SH       Sole                 8674.000
EMC Corporation                COM              268648102      887 72004.000SH       Sole                72004.000
Emerson Electric               COM              291011104     4493 69193.000SH       Sole                68893.000           300.000
Estee Lauder Co.               COM              518439104      263 5850.000 SH       Sole                 5850.000
Exxon Mobil Corp               COM              302290101     3574 59966.000SH       Sole                59966.000
Florida Rock Industries        COM              341140101    10414 177055.000SH      Sole               177055.000
Flowers Foods, Inc.            COM              343496105      493 17487.000SH       Sole                17487.000
Fortune Brands                 COM              349631101      347 4300.000 SH       Sole                 4300.000
General Dynamics               COM              369550108      842 7865.000 SH       Sole                 7865.000
General Electric               COM              369604103     7045 195375.153SH      Sole               194675.153           700.000
Genuine Parts                  COM              372460105     2696 61997.000SH       Sole                61997.000
Georgia-Pacific                COM              373298108      642 18100.000SH       Sole                18100.000
Gillette Co.                   COM              375766102      202 4006.000 SH       Sole                 4006.000
H J Heinz                      COM              423074103     2023 54901.000SH       Sole                54901.000
Hawaiian Electric Industries   COM              419870100     3779 148089.000SH      Sole               148089.000
Hershey                        COM              427866108      310 5130.000 SH       Sole                 5130.000
Hilton Hotel Corporation       COM              432848109      285 12752.000SH       Sole                12752.000
Home Depot                     COM              437076102     3943 103100.400SH      Sole               103100.400
Intel Corporation              COM              458140100     2626 113050.000SH      Sole               113050.000
International Business Machine COM              459200101     1426 15601.901SH       Sole                15301.901           300.000
J.P Morgan Chase & Co.         COM              46625H100      238 6873.000 SH       Sole                 6873.000
Johnson & Johnson              COM              478160104     8897 132481.657SH      Sole               131881.657           600.000
Johnson Controls               COM              478366107     3127 56075.000SH       Sole                55775.000           300.000
Lowe's Companies, Inc.         COM              548661107     1036 18149.000SH       Sole                18149.000
Mcdonalds Corp.                COM              580135101      284 9107.209 SH       Sole                 9107.209
Microsoft Corporation          COM              594918104     2194 90783.000SH       Sole                90283.000           500.000
Minnesota Mining Mfg           COM              604059105     4415 51525.000SH       Sole                51025.000           500.000
Motorola, Inc.                 COM              620076109      691 46138.000SH       Sole                46138.000
Nordstrom, Inc.                COM              655664100     2046 36940.000SH       Sole                36940.000
Novanet Inc.                   COM              496001991        7 45000.000SH       Sole                45000.000
Oracle Corporation             COM              68389X105      146 11720.000SH       Sole                11720.000
Patriot Transportation Holding COM              70337B102     1075 20816.000SH       Sole                20816.000
Pepco Holdings Inc.            COM              737679100      299 14236.252SH       Sole                14236.252
Pepsico Inc.                   COM              713448108     3157 59533.496SH       Sole                59533.496
Pfizer                         COM              717081103     3639 138510.634SH      Sole               138010.634           500.000
Post Properties Inc.           COM              737464107      515 16600.000SH       Sole                16600.000
Procter & Gamble               COM              742718109     3444 64975.000SH       Sole                64375.000           600.000
Protective Life Corp.          COM              743674103      660 16784.000SH       Sole                16784.000
Regency Centers Corporation    COM              758939102      818 17170.000SH       Sole                17170.000
Rinker Group Ltd               COM              76687m101     1737 20725.000SH       Sole                20725.000
Royal Dutch Petroleum          COM              780257804     2301 38331.000SH       Sole                38331.000
Safeco Corp.                   COM              786429100     1472 30217.000SH       Sole                30217.000
Sony Corporation               COM              835699307      899 22455.000SH       Sole                22455.000
Southern Company               COM              842587107     4008 125934.000SH      Sole               124934.000          1000.000
Starbucks Corporation          COM              855244109     1954 37825.000SH       Sole                37425.000           400.000
Stryker Corp Com               COM              863667101      891 19980.000SH       Sole                19980.000
Suntrust Banks Inc.            COM              867914103      604 8377.000 SH       Sole                 8377.000
Synovus Financial Corp.        COM              87161C105      220 7905.000 SH       Sole                 7905.000
Sysco Corporation              COM              871829107     1078 30108.715SH       Sole                30108.715
Target Inc.                    COM              87612E106     1323 26447.000SH       Sole                26447.000
Trinsic Inc                    COM              89668p100      402 773000.000SH      None                   00.000        773000.000
Verizon Communications         COM              92343V104      384 10823.000SH       Sole                10823.000
Wachovia Corp.                 COM              929771103     6152 120834.435SH      Sole               120834.435
Wal-Mart Stores                COM              931142103     1321 26352.034SH       Sole                26352.034
Walgreen Co                    COM              931422109      758 17055.000SH       Sole                17055.000
Washington Mutual Inc          COM              939322103     1939 49095.000SH       Sole                49095.000
Wells Fargo & Co.              COM              949746101     4464 74655.000SH       Sole                74655.000
Wyeth                          COM              983024100      258 6120.000 SH       Sole                 6120.000
Wyndham Intl Inc. Class A      COM              983101106        8 10000.000SH       Sole                10000.000
Zila Inc                       COM              989513205       40 10000.000SH       Sole                10000.000
Zimmer Holdings Inc.           COM              98956P102      985 12657.000SH       Sole                12657.000
iShares Dow Jones US Basic Mat COM              464287838      406 7950.000 SH       Sole                 7950.000
iShares Dow Jones US Energy    COM              464287796      320 4245.000 SH       Sole                 4245.000
Vanguard Mid-Cap VIPERs                         922908629      231 4050.000 SH       Sole                 4050.000
Alltel Corp. 7.75%             PFD              200039822     2556    50615 SH       Sole                    50315               300
Citigroup VII 7.125%           PFD              17306n203     1709    66300 SH       Sole                    66300
Con Edison PFD 7.25%           PFD              209115203      323    12500 SH       Sole                    12500
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      480    18500 SH       Sole                    18500
Protective Life-Prosaver Plati PFD                              36    25000 SH       Sole                    25000
Regency Centers Corp Pfd. 7.45 PFD              758849202      368    14650 SH       Sole                    14650
Rochester G&E 6.650%           PFD              711367794     1478    57300 SH       Sole                    57300
Safeco Corts TR  8.70%         PFD              22081r205     1785    67450 SH       Sole                    67450
SunTrust Cap. IV 7.125%        PFD              86788B201     2114    83025 SH       Sole                    83025